Consolidated Statement of Income (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Revenues
Premiums	$ 5,928		$ 5,603		$ 11,751		$ 11,120
Net investment income	695		687		1,431		1,357
Fee income	112		82		219		179
Net realized investment gains	16	[1]	167	[1]	17	[1]	177	[1]
Other revenues	34		135		75		169
Total revenues	6,785		6,674		13,493		13,002
Claims and expenses
Claims and claim adjustment expenses	3,826		3,530		7,141		6,683
Amortization of deferred acquisition costs	965		950		1,915		1,898
General and administrative expenses	1,001		931		1,882		1,846
Interest expense	92		86		184		178
Total claims and expenses	5,884		5,497		11,122		10,605
Income before income taxes	901		1,177		2,371		2,397
Income tax expense	218		252		636		576
Net income	$ 683		$ 925		$ 1,735		$ 1,821
Net income per share
Net income per share, basic	$ 1.98		$ 2.44		$ 4.97		$ 4.80
Net income per share, diluted	$ 1.95		$ 2.41		$ 4.91		$ 4.75
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, basic	343.0		375.9		346.9		376.8
Weighted average number of common shares outstanding, diluted	346.7		379.9		350.5		380.8

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.